Commitments and Contingencies (Future Minimum Payments Under Non-Cancelable Operating Leases, Along with Sublease Income Amounts) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 672
2017	794
2018	796
2019	769
2020	719
Thereafter	3,706
Total minimum payments	7,456
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016	26
2017	13
2018	4
2019	3
2020	3
Thereafter	1
Total minimum payments	50
Operating Leases, Future Minimum Payments Due, Net, Fiscal Year Maturity [Abstract]
2016	646
2017	781
2018	792
2019	766
2020	716
Thereafter	3,705
Total minimum payments	$ 7,406